Average Annual Total Returns{- Fidelity Short Duration High Income Fund} - 04.30 Fidelity Short Duration High Income Fund AMCIZ PRO-14 - Fidelity Short Duration High Income Fund	Fidelity Advisor Short Duration High Income Fund: Class A Return Before Taxes Past 1 year	Fidelity Advisor Short Duration High Income Fund: Class A Return Before Taxes Past 5 years	Fidelity Advisor Short Duration High Income Fund: Class A Return Before Taxes Since Inception		Fidelity Advisor Short Duration High Income Fund: Class A Return Before Taxes Inception Date	Fidelity Advisor Short Duration High Income Fund: Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Short Duration High Income Fund: Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Short Duration High Income Fund: Class A After Taxes on Distributions Since Inception		Fidelity Advisor Short Duration High Income Fund: Class A After Taxes on Distributions Inception Date	Fidelity Advisor Short Duration High Income Fund: Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Short Duration High Income Fund: Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Short Duration High Income Fund: Class A After Taxes on Distributions and Sales Since Inception		Fidelity Advisor Short Duration High Income Fund: Class A After Taxes on Distributions and Sales Inception Date	Fidelity Advisor Short Duration High Income Fund: Class M Return Before Taxes Past 1 year	Fidelity Advisor Short Duration High Income Fund: Class M Return Before Taxes Past 5 years	Fidelity Advisor Short Duration High Income Fund: Class M Return Before Taxes Since Inception		Fidelity Advisor Short Duration High Income Fund: Class M Return Before Taxes Inception Date	Fidelity Advisor Short Duration High Income Fund: Class C Return Before Taxes Past 1 year	Fidelity Advisor Short Duration High Income Fund: Class C Return Before Taxes Past 5 years	Fidelity Advisor Short Duration High Income Fund: Class C Return Before Taxes Since Inception		Fidelity Advisor Short Duration High Income Fund: Class C Return Before Taxes Inception Date	Fidelity Advisor Short Duration High Income Fund: Class I Return Before Taxes Past 1 year	Fidelity Advisor Short Duration High Income Fund: Class I Return Before Taxes Past 5 years	Fidelity Advisor Short Duration High Income Fund: Class I Return Before Taxes Since Inception		Fidelity Advisor Short Duration High Income Fund: Class I Return Before Taxes Inception Date	Fidelity Advisor Short Duration High Income Fund: Class Z Return Before Taxes Past 1 year	Fidelity Advisor Short Duration High Income Fund: Class Z Return Before Taxes Past 5 years	Fidelity Advisor Short Duration High Income Fund: Class Z Return Before Taxes Since Inception		Fidelity Advisor Short Duration High Income Fund: Class Z Return Before Taxes Inception Date	ML221 Past 1 year	ML221 Past 5 years	ML221 Since Inception		F1879 Past 1 year	F1879 Past 5 years	F1879 Since Inception
Total	(0.44%)	4.31%	2.51%	[1]	Nov. 05, 2013	(1.78%)	2.63%	0.87%	[1]	Nov. 05, 2013	(0.30%)	2.55%	1.15%	[1]	Nov. 05, 2013	(0.44%)	4.31%	2.51%	[1]	Nov. 05, 2013	1.93%	4.38%	2.33%	[1]	Nov. 05, 2013	3.96%	5.43%	3.35%	[1]	Nov. 05, 2013	3.95%		4.24%	[1]	Oct. 02, 2018	3.56%	6.47%	4.44%	[1]	4.41%	6.24%	4.37%	[1]

[1]	(a)From November 5, 2013 for Class A, Class M, Class C, and Class I; and October 2, 2018 for Class Z.